Note 19 (Detail) - Unconsolidated Homebuilding and Land Development Joint Ventures (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011
Cash and cash equivalents	$ 21,967		$ 21,967		$ 21,667
Inventories	225,781		225,781		325,529
Other assets	13,850		13,850		25,388
Total assets	261,598		261,598		372,584
Accounts payable and accrued liabilities	36,059		36,059		32,745
Notes payable	108,446		108,446		199,842
Total liabilities	144,505		144,505		232,587
Hovnanian Enterprises, Inc.	46,556		46,556		53,325
Others	70,537		70,537		86,672
Total equity	117,093		117,093		139,997
Total liabilities and equity	261,598		261,598		372,584
Debt to capitalization ratio	48.00%		48.00%		59.00%
Revenues	93,504	61,030	230,718	120,190
Cost of sales and expenses	(87,861)	(61,705)	(218,734)	(128,272)
Joint venture net income	5,643	(675)	11,984	(8,082)
Our share of net income	852	(2,255)	2,324	(6,479)
Homebuilding [Member] | Segment [Member]
Our share of net income	823	(2,246)	1,803	(6,175)
Homebuilding [Member]
Cash and cash equivalents	21,853		21,853		21,380
Inventories	210,650		210,650		310,743
Other assets	13,840		13,840		25,388
Total assets	246,343		246,343		357,511
Accounts payable and accrued liabilities	25,239		25,239		21,035
Notes payable	108,425		108,425		199,821
Total liabilities	133,664		133,664		220,856
Hovnanian Enterprises, Inc.	45,550		45,550		52,013
Others	67,129		67,129		84,642
Total equity	112,679		112,679		136,655
Total liabilities and equity	246,343		246,343		357,511
Debt to capitalization ratio	49.00%		49.00%		59.00%
Revenues	89,749	57,781	220,880	110,302
Cost of sales and expenses	(84,615)	(58,629)	(210,904)	(119,057)
Joint venture net income	5,134	(848)	9,976	(8,755)
Land Development [Member] | Segment [Member]
Our share of net income	255	139	1,003	419
Land Development [Member]
Cash and cash equivalents	114		114		287
Inventories	15,131		15,131		14,786
Other assets	10		10
Total assets	15,255		15,255		15,073
Accounts payable and accrued liabilities	10,820		10,820		11,710
Notes payable	21		21		21
Total liabilities	10,841		10,841		11,731
Hovnanian Enterprises, Inc.	1,006		1,006		1,312
Others	3,408		3,408		2,030
Total equity	4,414		4,414		3,342
Total liabilities and equity	15,255		15,255		15,073
Debt to capitalization ratio	0.00%		0.00%		1.00%
Revenues	3,755	3,249	9,838	9,888
Cost of sales and expenses	(3,246)	(3,076)	(7,830)	(9,215)
Joint venture net income	509	173	2,008	673
Segment [Member]
Our share of net income	$ 1,078	$ (2,107)	$ 2,806	$ (5,756)